Goodwill and Other Intangible Assets - Scheduled Amortization Charges for Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 60,215
2016	48,491
2017	42,254
2018	38,481
2019	$ 34,351